Operating Segments Operating Segments Level 4 (Details) - Revenue by Segment (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales	[1]	$ 465	$ 2,011	$ 2,233	$ 2,289
Capital expenditures		24	62	123	111
Long-Lived Assets				1,609	1,674
Silicones [Member]
Segment Reporting Information [Line Items]
Net sales	[1]	431	1,866	2,061	2,112
Capital expenditures		20	52	109	96
Quartz [Member]
Segment Reporting Information [Line Items]
Net sales	[1]	34	145	172	177
Capital expenditures		4	10	14	15
UNITED STATES
Segment Reporting Information [Line Items]
Net sales		187	617	741	771
Long-Lived Assets				765	777
GERMANY
Segment Reporting Information [Line Items]
Net sales		105	629	620	636
Long-Lived Assets				203	232
CHINA
Segment Reporting Information [Line Items]
Net sales		37	174	208	302
Long-Lived Assets				157	178
JAPAN
Segment Reporting Information [Line Items]
Net sales		67	254	273	184
Long-Lived Assets				322	321
EUROPE [Member]
Segment Reporting Information [Line Items]
Net sales		$ 69	$ 337	391	396
Long-Lived Assets				$ 162	$ 166

[1]	sales are not significant and, as such, are eliminated within the selling segment.